Commitment and contingencies (Details Narrative) - INR (₨)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Other contractual commitments		₨ 108,450,000
[custom:ContractualCommitmentsforCapitalExpenditure-0]	10,818,000
Operating lease	0	0
Expense relating to variable lease payments not included in measurement of lease liabilities	3,646,000	1,832,000	₨ 2,330,000
Service And Other Claims Provision [Member]
IfrsStatementLineItems [Line Items]
Claims not recognised as liability	114,410,000	85,672,000
Tax Contingent Liability Service Tax Authorities [Member]
IfrsStatementLineItems [Line Items]
Loss contingency estimate of possible loss	311,889,000	315,525,000
Tax Contingent Liability Income Tax Authorities [Member]
IfrsStatementLineItems [Line Items]
Loss contingency estimate of possible loss	₨ 286,860,000	₨ 1,268,000